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                                                           FILE NUMBER 028-06458


                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2003

                       If amended report check here: _____



Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600


         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 31/st/ day of March, 2003.

                                   By: /s/ William M Lane
                                      ---------------------------------------
                                           William M Lane, Vice President
                                           for The Torray Corporation

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March 31, 2003                         Form 13F - The Torray Corporation

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       Item 1         Item 2   Item 3     Item 4        Item 5   Item 6                        Item 7              Item 8

                      Title     CUSIP     Fair Market   Total              Invest                             Voting Authority
                                                                -----------------------------          -----------------------------
Name of Issuer       of Class  Number       Value       Shares  (a) Sole (b) Shared (c) Other Managers (a) Sole  (b) Shared (c) None
--------------       --------  ------       ------    --------- -------- ---------- --------- -------- --------  ---------- --------
Abbott Laboratories   common  002824100    55,113,694 1,465,400  X                            All      1,455,400
Automatic Data
 Processing, Inc.     common  053015103    59,489,359 1,932,100  X                            All      1,246,100
American
 International
 Group, Inc.          common  026874107    38,867,700   786,000  X                            All        747,800
Amgen, Inc.           common  031162100    48,480,120   842,400  X                            All        425,000
American Express
 Company              common  025816109    39,284,506 1,182,200  X                            All      1,163,100
Bank of America
 Corporation          common  060505104    38,620,152   577,800  X                            All        657,800
Franklin
 Resources Inc.       common  354613101    47,479,257 1,442,700  X                            All      1,201,500
Bristol-Myers
 Squibb Company       common  110122108    42,726,973 2,022,100  X                            All      1,997,500
Boston Scientific
 Corporation          common  101137107    40,283,108   988,300  X                            All        973,100
Citigroup, Inc.       common  172967101    20,282,679   588,757  X                            All        554,357
Clear Channel
 Communications,
 Inc.                 common  184502102    55,404,928 1,633,400  X                            All      1,389,200
Charter One
 Financial            common  160903100    23,995,050   867,500  X                            All        850,100
Rockwell Collins,
 Inc.                 common  774341101    12,269,323   667,900  X                            All        867,900
CarrAmerica Realty
 Corportaion          common  144418100    35,393,670 1,396,200  X                            All      1,353,600
Disney Company,
 The Walt             common  254687106    30,191,778 1,773,900  X                            All      1,732,600
Echostar Corporation  common  278262109    24,143,680   836,000  X                            All        859,600
EMC Corporation       common  268648102    14,784,627 2,044,900  X                            All      1,880,300
Emerson Electric
 Company              common  291011104    31,540,925   695,500  X                            All        545,000
Gannett Co., Inc.     common  364730101    31,151,189   442,300  X                            All        442,300
Hughes Electronics
 Corporation          common  370442832    62,686,400 5,597,000  X                            All      6,562,000
Honeywell
 International Inc.   common  438516106    39,894,072 1,867,700  X                            All      1,828,400
Hewlett-Packard
 Company              common  428236103    28,957,210 1,862,200  X                            All      1,862,200
Int'l Business
 Machines
 Corporation          common  459200101    24,093,696   307,200  X                            All        302,900
Intel Corporation     common  458140100     9,982,896   613,200  X                            All        547,800
Illinois Tool Works
 Inc.                 common  452308109    73,856,315 1,270,100  X                            All      2,463,700
Johnson & Johnson     common  478160104    50,370,048   870,400  X                            All      1,337,700
J.P. Morgan Chase &
 Co.                  common  46625H100    47,760,239 2,014,350  X                            All        857,700
Kimberly-Clark
 Corporation          common  494368103    48,369,440 1,064,000  X                            All      1,962,450
Markel Corporation    common  570535104    52,190,329   233,305  X                            All      1,064,000
Merck & Co., Inc.     common  589331107    57,595,692 1,051,400  X                            All        230,105
Bank One Corporation  common  06423A103    45,829,956 1,323,800  X                            All      1,038,200
Oracle Corporation    common  68389X105    20,081,499 1,851,000  X                            All      1,323,800
Pfizer Inc.           common  717081103    31,727,112 1,018,200  X                            All      1,819,900
Procter & Gamble
 Company              common  742718109    26,857,480   301,600  X                            All        984,600
SunMicrosystems       common  866810104     8,500,776 2,607,600  X                            All        285,100
Tribune Company       common  896047107    48,183,205 1,070,500  X                            All      2,296,100
United Technologies
 Corporation          common  913017109    64,320,696 1,113,200  X                            All      1,285,000
Wyeth                 common  983024100    21,167,854   559,700  X                            All      1,183,200
                                        -------------
                                        1,451,927,632
                                        =============
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